Depreciation, Amortization and Impairment (Tables)	12 Months Ended
Dec. 31, 2018
Depreciation, Amortization and Impairment
Schedule of depreciation and amortization

	2016	2017	2018
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property and equipment (Note No.16a and Note No. 17)	24,694	26,176	27,185
Amortization of intangibles assets (Note No.15a)	10,881	11,360	10,496
Total	35,575	37,536	37,681

Schedule of impairment loss

	2016	2017	2018
	MCh$	MCh$	MCh$

Impairment loss
(Gain) loss on debt instruments at fair value through OCI	—	—	(1,552)
Impairment loss on property and equipment (Note No.16a)	274	166	334
Impairment loss on intangibles assets (Note No.15a)	—	—	―
Total	274	166	(1,218)